Exhibit 99.1

 Enterprise Fleet Financing 2018-2, LLCSeries 2018-2 Asset Backed NotesSample Lease Agreed-Upon Procedures  ReportTo:  Enterprise Fleet Financing 2018-2, LLCEnterprise Fleet Management, Inc.  11 July 2018  EY  Building a betterworking world

Building a better working world

Ernst & Young LLP
5 Times Square
New York, NY 10036-6530

Tel: +1 212 773 3000
Fax: +1 212 773 6350
ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Enterprise Fleet Financing 2018-2, LLC
Enterprise Fleet Management, Inc.
600 Corporate Park Drive
St. Louis, Missouri 63105

Re: Enterprise Fleet Financing 2018-2, LLC (the "Issuer")
Series 2018-2 Asset Backed Notes (the "Notes")
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the "Sponsor"), J.P. Morgan Securities LLC ("J.P. Morgan"), HSBC Securities (USA) Inc. ("HSBC"), RBC Capital Markets, LLC ("RBC") and Wells Fargo Securities, LLC ("Wells Fargo," together with the Issuer, Sponsor, J.P. Morgan, HSBC and RBC, the "Specified Parties"), solely to assist the Issuer with respect to certain information relating to a pool of leases (the "Leases") and the vehicles subject to those Leases relating to the Issuer's securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

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For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:

a. An electronic data file labeled "MTN_2018-2_DATA_TAPE.accdb" and the corresponding record layout and decode information (the "Data File") that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 May 2018 (the "Cutoff Date"),

b. Imaged copies of:

   i. The master equity lease agreement, amended and restated master equity lease agreement, amendment to master equity/walkaway lease agreement, amended and restated master walkaway lease agreement, master walkaway lease agreement, amendment to master equity lease agreement or other related documents (collectively and as applicable, the "Master Lease Agreement"),

   ii. Certain printed screen shots from the Sponsor's servicing system (the "System Screen Shots"),

   iii. The credit review file (the "Credit Review File"),

   iv. The certificate of title, vehicle record, certificate of origin for a vehicle, vehicle registration inquiry report, title inquiry report, registration certificate or other related documents (collectively and as applicable, the "Title") and

   v. The certificate of insurance, vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, Florida municipal insurance trust letter, the self-insurance addendum to the Master Lease Agreement, certificate of coverage, additional insured (lessor) with loss payable clause endorsement and/or other related documents (collectively and as applicable and available, the "Insurance Source Documents," together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the "Source Documents"),

   that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),

c. The list of relevant characteristics (the "Sample Characteristics") on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d. Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics, Lessee Name Change Table (as defined in Attachment A) and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Source Documents, Lessee Name Change Table or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or

b. Making any findings with respect to:

   i. Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

   ii. The value of the collateral securing the Leases,

   iii. Whether the originator of the Leases complied with federal, state or local laws or regulations or

   iv. Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 July 2018

EY
Building a better working world

Attachment A
Page 1 of 3

Procedures performed and our associated findings

1. As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word "Base," as shown on the Data File.

   The Data File, as adjusted, is hereinafter referred to as the "Base Data File." The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the Leases.

2. As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Leases from the Base Data File (the "Sample Leases"). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File.

   For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

3. For each Sample Lease, we:

   a. Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

   b. Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.

   c. Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

Building a better working world

Attachment A
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3. (continued)

d. Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 3 to Attachment A, observed that the completed date, as shown on such Credit Review File, was during the 12 month period ending on the Cutoff Date.

e. Observed the owner name, name of purchaser (only for Sample Lease Number 81) or lessor (only for Sample Lease Number 71) on the corresponding Title. As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name, name of purchaser or lessor, as applicable, that we observed, as shown on such Title, for each Sample Lease on Exhibit 4 to Attachment A. We performed no procedures to determine the validity of any owner name, name of purchaser or lessor, as applicable, contained on such Title.

f. Observed the loss payee name for physical damage insurance and additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 5 to Attachment A. We also observed on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 5 to Attachment A, that:

   i. 111 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify "Enterprise FM Trust" as both the loss payee and additional insured,
   ii. 16 of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for both physical damage and liability and indicate the amount of physical damage and liability insurance that is billed each month,
   iii. Nine of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability,

EY
Building a better working world

Attachment A
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3. (continued)

f. (continued)

iv. Seven of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,

v. Five of the Sample Leases have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for only physical damage and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify "Enterprise FM Trust" as the additional insured,

vi. One Sample Lease has Insurance Source Documents which indicate physical damage insurance coverage and identify "Enterprise FM Trust" as the loss payee and has System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for only liability and indicate the amount of liability insurance that is billed each month and

vii. One Sample Lease has Insurance Source Documents which indicate physical damage insurance coverage and identify "Enterprise FM Trust" as the loss payee and does not have Insurance Source Documents which indicate liability insurance coverage and we were unable to observe an additional insured. The Sponsor, on behalf of the Issuer, indicated that this Sample Lease was not eligible to be an additional insured under Florida statute.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

The Sponsor, on behalf of the Issuer, indicated that certain lessee names have changed subsequent to the Sponsor's preparation of the information on the Base Data File and the corresponding System Screen Shots. The Sponsor, on behalf of the Issuer, provided a decode table (the "Lessee Name Change Table") for one Sample Lease containing the original and updated lessee name corresponding to such Sample Lease, and instructed us to use this information for the purpose of performing the procedures described in Items 3.b. through 3.f. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the Lessee Name Change Table.

Exhibit 1 to Attachment A
Page 1 of 3

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note(s)
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii., iv.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	v.
Lease term	TERM	System Screen Shots	
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vii., viii., ix.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	ix.
Client industry	BUSN_TYPE_DESC	System Screen Shots	x.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

iv. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and punctuation.

Exhibit 1 to Attachment A
Page 2 of 3

__Notes:__ (continued)

v. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:

   a. A contract type of "type N" on the System Screen Shots corresponds to a closed term lease (the "Closed Term Sample Leases"), as shown on the Base Data File, and
   b. A contract type of "type E" on the System Screen Shots corresponds to an open term lease (the "Open Term Sample Leases"), as shown on the Base Data File.

vi. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

vii. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 132 and 145), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

   a. Product of:
      i. The monthly depreciation value and
      ii. The difference between the lease term and months in service from

   b. Sum of the unit delivered price and accumulated depreciation,

   all as shown on the System Screen Shots.

   For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

   For the avoidance of doubt with respect to the recalculation described above, the accumulated depreciation value, as shown on the System Screen Shots, is a negative value, and the recalculation described in b. of this note vii. reduces the unit delivered price by such accumulated depreciation value.

Exhibit 1 to Attachment A
Page 3 of 3

Notes: (continued)

viii. For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 132 and 145, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a. Product of:

i. The unit delivered price,

ii. The monthly depreciation percent and

iii. The difference between the lease term and months in service from

b. Sum of the unit delivered price and accumulated depreciation,

all as shown on the System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the avoidance of doubt with respect to the recalculation described above, the accumulated depreciation value, as shown on the System Screen Shots, is a negative value, and the recalculation described in b. of this note viii. reduces the unit delivered price by such accumulated depreciation value.

ix. The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained activity which occurred after the Cutoff Date. For the purpose of comparing the vehicle residual value and vehicle capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider activity shown on the System Screen Shots which occurred on or prior to the Cutoff Date.

x. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

 Exhibit 2 to Attachment A  Sample Characteristic Difference  Sample  Sample  System  Lease Number  Characteristic  Base Data File Value  Screen Shots Value  23  Client industry  Utility  Solar Energy  Note:  The Sponsor, on behalf of the Issuer, indicated that the client industry for Sample Lease Number 23 changed subsequent tothe Sponsor’s preparation of the information on the Base Data File and the System Screen Shots show the updated clientindustry value.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by theSponsor, on behalf of the Issuer, that is described above.

Exhibit 3 to Attachment A

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date

Sample Lease Number	Completed Date
7	4/25/2017
20	8/12/2016
23	1/31/2017
24	5/4/2017
29	3/2/2017
39	5/24/2017
41	2/16/2017
68	5/11/2017
76	4/25/2017
133	1/30/2017
141	4/28/2017

Note:

The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):

a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b. The level of risk inherent with the client's fleet,
c. How long they have been a client,
d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e. Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

 Exhibit 4 to Attachment A Page 1 of 4  Owner Name. Name of Purchaser or Lessor  Owner Name. Name of Purchaser or Lessor  1  Enterprise FM Trust  2  Enterprise FM Trust  3  Enterprise FM Trust  4  Enterprise FM Trust  5  Enterprise FM Trust  6  Enterprise FM Trust  7  Enterprise FM Trust  8  Enterprise FM Trust  9  Enterprise FM Trust  10  Enterprise FM Trust LSR |  CoLSE  11  Enterprise FM Trust  12  Enterprise FM Trust  13  Enterprise FM Trust  14  Enterprise FM Trust  15  Enterprise FM Trust  16  Enterprise FM Trust  17  Enterprise FM Trust  18  Enterprise FM Trust  19  Enterprise FM Trust Lessor  20  Enterprise FM Trust %|  21  Enterprise FM Trust  22  Enterprise FM Trust  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust  26  Enterprise FM Trust  27  Enterprise FM Trust LSR |  28  Enterprise FM Trust  29  Enterprise FM Trust  30  Enterprise FM Trust  31  | Lessee Enterprise FM Trust Lessor  32  Enterprise FM Trust  33  Enterprise FM Trust LSR  34  Enterprise FM Trust LSR  35  Enterprise FM Trust  36  Enterprise FM Trust  37  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 2 of 4  Owner Name. Name of Purchaser or Lessor  38  Enterprise FM Trust  39  Enterprise FM Trust  40  Enterprise FM Trust LSR LSR |  41  Enterprise FM Trust  42  Enterprise FM Trust  43  | Lessee Enterprise FM Trust Lessor  44  Enterprise FM Trust  45  Enterprise FM Trust  46  Enterprise FM Trust  47  Enterprise FM Trust  48  Enterprise FM Trust  49  Enterprise FM Trust  50  Enterprise FM Trust  51  Enterprise FM Trust LSR |  52  Enterprise FM Trust  53  Enterprise FM Trust  54  Enterprise FM Trust  55  Enterprise FM Trust  56  Enterprise FM Trust  57  Enterprise FM Trust  58  Enterprise FM Trust  59  Enterprise FM Trust  60  Enterprise FM Trust LSR |  61  Enterprise FM Trust  62  Enterprise FM Trust  63  Enterprise FM Trust  64  Enterprise FM Trust LSR |  65  Enterprise FM Trust  66  Enterprise FM Trust  67  Enterprise FM Trust %|  68  Enterprise FM Trust  69  Enterprise FM Trust  70  Enterprise FM Trust  71  1 Lessee Enterprise FM Trust Lessor  72  Enterprise FM Trust  73  Enterprise FM Trust  74  Enterprise FM Trust  75  Enterprise FM Trust  76  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 3 of 4  Owner Name. Name of Purchaser or Lessor  77  Enterprise FM Trust  78  Enterprise FM Trust  79  Enterprise FM Trust  80  Enterprise FM Trust  81  Enterprise FM Trust  82  Enterprise FM Trust  83  Enterprise FM Trust LSR |  84  Enterprise FM Trust  85  Enterprise FM trust  86  Enterprise FM Trust LSR |  87  Enterprise FM Trust  88  Enterprise FM Trust  89  Enterprise FM Trust  90  Enterprise FM Trust  91  Enterprise FM Trust  92  Enterprise FM Trust  93  Enterprise FM Trust  94  Enterprise FM Trust  95  Enterprise FM Trust |  | LSE  96  Enterprise FM Trust LSR |  ILSE  97  Enterprise FM Trust  98  Enterprise FM Trust LSR |  99  Enterprise FM Trust  100  Enterprise FM Trust  101  Enterprise FM Trust  102  Enterprise FM Trust LSR |  103  Enterprise FM Trust  104  Enterprise FM Trust  105  Enterprise FM Trust LSR |  LSE  106  Enterprise FM Trust LSR |  | LSE  107  Enterprise FM Trust LSR |  ■ LSE  108  Enterprise FM Trust  109  Enterprise FM Trust  - Lessee  110  Enterprise FM Trust  111  Enterprise FM Trust  112  Enterprise FM Trust  113  Enterprise FM Trust  114  Enterprise FM Trust  115  Enterprise FM Trust

 Exhibit 4 to Attachment A Page 4 of 4  Owner Name. Name of Purchaser or Lessor  Enterprise FM Trust LSR |  LSE  Enterprise FM Trust  Enterprise FM Trust  119  Enterprise FM Trust  120  Enterprise FM Trust  121  Enterprise FM Trust  122  Enterprise FM Trust LSR |  123  Enterprise FM Trust  124  Enterprise FM Trust  125  Enterprise FM Trust  126  Enterprise FM Trust LSR |  ILSE  127  Enterprise FM Trust LSR |  I LSE  128  Enterprise FM Trust |  129  Enterprise FM Trust LSR |  130  Enterprise FM Trust  131  Enterprise FM Trust  132  Enterprise FM Trust %|  133  Enterprise FM Trust  134  Enterprise FM Trust  135  Enterprise FM Trust (Lessor)  136  Enterprise FM Trust  137  Enterprise FM Trust LSR |  138  Enterprise FM Trust LSR |  139  Enterprise FM Trust  140  Enterprise FM Trust  141  Enterprise FM Trust  142  Enterprise FM Trust  143  Enterprise FM Trust  144  Enterprise FM Trust  145  Enterprise FM Trust  146  Enterprise FM Trust  147  Enterprise FM Trust  148  I LSE Enterprise FM Trust, LSR  149  Enterprise FM Trust  150  Enterprise FM Trust

 Exhibit 5 to Attachment A Page 1 of 5  Loss Payee Name and Additional Insured Name  Loss Payee Name and Additional Insured Name  1  Enterprise FM Trust  2  Enterprise FM Trust  3  EHI Physical Damage Plan and Liability Plan  4  Enterprise FM Trust  5  EHI Physical Damage Plan and Liability Plan  6  Enterprise FM Trust  7  Self-Insured (physical damage and liability)  8  Enterprise FM Trust  9  Enterprise FM Trust  10  Enterprise FM Trust  11  Enterprise FM Trust  12  Enterprise FM Trust  13  EHI Physical Damage Plan and Enterprise FM Trust (liability)  14  Enterprise FM Trust  15  EHI Physical Damage Plan and Liability Plan  16  Enterprise FM Trust  17  Enterprise FM Trust  18  Enterprise FM Trust  19  Self-Insured (physical damage) and Enterprise FM Trust (liability)  20  Enterprise FM Trust  21  Enterprise FM Trust  22  Self-Insured (physical damage and liability)  23  Enterprise FM Trust  24  Enterprise FM Trust  25  Enterprise FM Trust  26  Enterprise FM Trust  27  Enterprise FM Trust  28  Self-Insured (physical damage and liability)  29  EHI Physical Damage Plan and Liability Plan  30  Enterprise FM Trust  31  Enterprise FM Trust  32  Enterprise FM Trust  33  Self-Insured (physical damage and liability)  34  Self-Insured (physical damage and liability)  35  Enterprise FM Trust  36  Enterprise FM Trust

Exhibit 5 to Attachment A
Page 2 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
37	Self-Insured (physical damage) and Enterprise FM Trust (liability)
38	Enterprise FM Trust
39	Enterprise FM Trust
40	Enterprise FM Trust
41	Enterprise FM Trust (physical damage) and EHI Liability Plan
42	Enterprise FM Trust
43	Enterprise FM Trust
44	Enterprise FM Trust
45	Enterprise FM Trust
46	EHI Physical Damage Plan and Liability Plan
47	EHI Physical Damage Plan and Liability Plan
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	Enterprise FM Trust
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Enterprise FM Trust
55	Self-Insured (physical damage and liability)
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Self-Insured (physical damage) and Enterprise FM Trust (liability)
60	Enterprise FM Trust
61	Enterprise FM Trust
62	Enterprise FM Trust
63	EHI Physical Damage Plan and Liability Plan
64	Enterprise FM Trust
65	Enterprise FM Trust
66	Enterprise FM Trust
67	Enterprise FM Trust
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Enterprise FM Trust
71	Enterprise FM Trust
72	Enterprise FM Trust
73	Enterprise FM Trust

 Exhibit 5 to Attachment A Page 3 of 5  Loss Payee Name and Additional Insured Name  74  EHI Physical Damage Plan and Liability Plan  75  Enterprise FM Trust  76  Self-Insured (physical damage) and Enterprise FM Trust (liability)  77  Enterprise FM Trust  78  Enterprise FM Trust  79  Enterprise FM Trust  80  Enterprise FM Trust  81  Enterprise FM Trust  82  Enterprise FM Trust (physical damage only)  83  Enterprise FM Trust  84  Enterprise FM Trust  85  EHI Physical Damage Plan and Enterprise FM Trust (liability)  86  EHI Physical Damage Plan and Liability Plan  87  Enterprise FM Trust  88  Enterprise FM Trust  89  EHI Physical Damage Plan and Liability Plan  90  Enterprise FM Trust  91  EHI Physical Damage Plan and Liability Plan  92  Enterprise FM Trust  93  EHI Physical Damage Plan and Enterprise FM Trust (liability)  94  Enterprise FM Trust  95  Enterprise FM Trust  96  EHI Physical Damage Plan and Enterprise FM Trust (liability)  97  Self-Insured (physical damage and liability)  98  Enterprise FM Trust  99  Self-Insured (physical damage) and Enterprise FM Trust (liability)  100  Self-Insured (physical damage and liability)  101  EHI Physical Damage Plan and Liability Plan  102  Self-Insured (physical damage and liability)  103  Enterprise FM Trust  104  Enterprise FM Trust  105  Enterprise FM Trust  106  Enterprise FM Trust  107  Enterprise FM Trust  108  Enterprise FM Trust  109  Enterprise FM Trust  110  EHI Physical Damage Plan and Liability Plan

Exhibit 5 to Attachment A
Page 4 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
111	Enterprise FM Trust
112	EHI Physical Damage Plan and Liability Plan
113	Self-Insured (physical damage) and Enterprise FM Trust (liability)
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust
119	Enterprise FM Trust
120	Enterprise FM Trust
121	Enterprise FM Trust
122	Enterprise FM Trust
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	EHI Physical Damage Plan and Enterprise FM Trust (liability)
127	Enterprise FM Trust
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust
132	Enterprise FM Trust
133	Enterprise FM Trust
134	Enterprise FM Trust
135	Enterprise FM Trust
136	Enterprise FM Trust
137	EHI Physical Damage Plan and Liability Plan
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust
147	Enterprise FM Trust

Exhibit 5 to Attachment A
Page 5 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
148	Self-Insured (physical damage) and Enterprise FM Trust (liability)
149	EHI Physical Damage Plan and Liability Plan
150	Enterprise FM Trust

Notes:

i. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for both physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan and Liability Plan" for the loss payee name and additional insured name.

ii. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Physical Damage Plan" for the loss payee name.

iii. For the purpose of the procedure described in Item 3.f. of Attachment A, for the Sample Lease that has System Screen Shots which indicate "Enterprise Enrollment Coverage" as the insurance carrier for liability insurance only, the Sponsor, on behalf of the Issuer, instructed us to use "EHI Liability Plan" for the additional insured name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.